SHAREHOLDERS' EQUITY - Share Capital - Dividends (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends
Dividend paid per common share (in dollars per share)	CAD 0.12	CAD 0.16	CAD 0.64
Dividends declared	CAD 29.0	CAD 35.4	CAD 132.0